Segments of Business and Geographic Areas (Details Textuals) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Segment of Business and Geographic Areas (Textuals) [Abstract]
Acquisition integration, transaction costs and currency related	$ 110	$ 103	$ 87	$ 183	$ 306	$ 135	$ 564	$ (106)
Litigation Settlement, Expense									2,276	1,218	3,310
Other Asset Impairment Charges										909
Total restructuring											656
Research and Development in process impairment charge	294	126		42	59	340	344		580	1,163	0
Restructuring (Note 22)									0	0	569
other adjustments									98
Total property, plant and equipment, net	16,710				16,097				16,710	16,097	14,739
Intangible Assets And Goodwill	50,745				51,176				50,745	51,176	34,276
Corporate and Other [Member]
Segment of Business and Geographic Areas (Textuals) [Abstract]
Acquisition integration, transaction costs and currency related										200	500
Consumer [Member]
Segment of Business and Geographic Areas (Textuals) [Abstract]
Other Asset Impairment Charges										264
Gain (Loss) on Disposition of Other Assets									55
Pharmaceutical [Member]
Segment of Business and Geographic Areas (Textuals) [Abstract]
Litigation Settlement, Expense									301	658	1,741
Other Asset Impairment Charges										499
Research and Development in process impairment charge									514	1,111
Restructuring (Note 22)											(20)
other adjustments									43
Medical Devices and Diagnostics [Member]
Segment of Business and Geographic Areas (Textuals) [Abstract]
Acquisition integration, transaction costs and currency related									683	795
Litigation Settlement, Expense									1,975	560	1,569
Other Asset Impairment Charges										146
Research and Development in process impairment charge									66	52
Restructuring (Note 22)											676
Recall Program									$ 251	$ 110	$ 521